SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Office, ii) Retail, iii) LP Investments and iv) Corporate. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)Basis of measurement
The CODM measures and evaluates the operating performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS Accounting Standards and therefore may differ from similar metrics used by other companies and organizations. Management believes FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.
c) Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the years ended December 31, 2025, 2024, and 2023.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2025	2024	2023	2025	2024	2023
Office	$1,847	$1,954	$1,998	$(34)	$(11)	$185
Retail	1,490	1,548	1,559	314	367	345
LP Investments	3,656	5,353	5,678	134	(57)	(98)
Corporate	154	256	248	(834)	(843)	(756)
Total	$7,147	$9,111	$9,483	$(420)	$(544)	$(324)
The following summary presents the details of total revenue from the partnership’s operating segments for the years ended December 31, 2025, 2024 and 2023:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2025
Office	$1,192	$430	$25	$200	$1,847
Retail	1,104	256	—	130	1,490
LP Investments	1,451	270	1,616	319	3,656
Corporate	—	—	—	154	154
Total	$3,747	$956	$1,641	$803	$7,147

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2024
Office	$1,287	$454	$27	$186	$1,954
Retail	1,143	271	—	134	1,548
LP Investments	2,356	450	2,330	217	5,353
Corporate	—	—	—	256	256
Total	$4,786	$1,175	$2,357	$793	$9,111

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2023
Office	$1,340	$463	$27	$168	$1,998
Retail	1,152	278	—	129	1,559
LP Investments	2,286	410	2,567	415	5,678
Corporate	—	—	—	248	248
Total	$4,778	$1,151	$2,594	$960	$9,483

The following summaries presents certain consolidated income statement items from the partnership’s operating segments for the years ended December 31, 2025, 2024, and 2023:

(US$ Millions)	Direct commercial property expense			Direct hospitality expense
Years ended Dec. 31,	2025	2024	2023	2025	2024	2023
Office	$(775)	$(827)	$(832)	$(21)	$(22)	$(26)
Retail	(420)	(440)	(443)	—	—	—
LP Investments	(694)	(1,106)	(1,061)	(1,171)	(1,861)	(2,064)
Corporate	(5)	(8)	—	(3)	(2)	—
Total	$(1,894)	$(2,381)	$(2,336)	$(1,195)	$(1,885)	$(2,090)

(US$ Millions)	Share of net earnings (losses) from equity accounted investments			Interest expense
Years ended Dec. 31,	2025	2024	2023	2025	2024	2023
Office	$164	$(162)	$(434)	$(770)	$(874)	$(896)
Retail	567	497	269	(749)	(765)	(810)
LP Investments	151	(4)	44	(1,638)	(2,690)	(2,722)
Corporate	—	—	—	(373)	(435)	(395)
Total	$882	$331	$(121)	$(3,530)	$(4,764)	$(4,823)
The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2025 and 2024:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Office	$30,538	$29,656	$15,454	$14,954	$8,387	$7,805
Retail	30,617	30,693	10,972	12,266	10,261	9,823
LP Investments	37,007	40,812	25,099	30,183	2,596	1,919
Corporate	1,118	1,430	5,181	6,939	—	—
Total	$99,280	$102,591	$56,706	$64,342	$21,244	$19,547

The following summary presents a reconciliation of FFO to net loss for the years ended December 31, 2025, 2024, and 2023:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
FFO(1)	$(420)	$(544)	$(324)
Add (deduct):
Fair value losses, net	(173)	(692)	(673)
Share of equity accounted income (losses) - non-FFO	382	(124)	(765)
Depreciation and amortization of real-estate assets	(202)	(306)	(320)
Income tax (expense) benefit	(157)	(289)	419
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(437)	535	430
Net loss attributable to unitholders(2)	(1,007)	(1,420)	(1,233)
Non-controlling interests of others in operational subsidiaries and properties	702	(577)	(616)
Net loss	$(305)	$(1,997)	$(1,849)
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and FV LTIP Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units and FV LTIP Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and FV LTIP Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units and FV LTIP Units are presented as non-controlling interests in the consolidated statements of income.

The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2025	2024	2023	2025	2024
United States	$4,644	$5,856	$6,151	$61,007	$65,369
Canada	508	524	509	4,653	4,050
Australia	149	170	198	2,433	1,981
Europe	1,415	1,734	1,774	16,579	13,357
Brazil	73	156	207	827	939
China	13	38	41	506	387
India	120	394	355	1,618	4,891
South Korea	183	228	248	3,074	3,001
United Arab Emirates	28	11	—	981	409
Japan	—	—	—	116	98
New Zealand	—	—	—	23	—
Singapore	14	—	—	478	—
Total	$7,147	$9,111	$9,483	$92,295	$94,482